Fair Value - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of fair value measurement of assets and liabilities [line items]
Amount of assets and liabilities transferred to Level III	€ 42	€ 263
Transferred of financial instruments from Level III to other levels of the fair value hierarchy	710	517
Available-for-sale (AFS)	€ 99,580	€ 89,404
Weighted average own credit spread used in the valuations of embedded derivatives in insurance contracts	0.25%	0.24%
Discount rates converge linearly	10 years
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	30 years
The Netherlands [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Ultimate forward rate		3.65%
Loans [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets designated at fair value through profit or loss | $			$ 0
Top of range [member] | United States [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Ultimate forward rate	4.25%		4.25%
Bottom of range [member] | United States [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Ultimate forward rate	3.55%		3.55%
Credit spread [member] | Weighted average [member] | Corporate bonds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Interest rate	2.40%	2.50%
Tax credit investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Discount rate used in valuation of tax credit investments	6.60%	6.50%
Net asset value [member] | Recurring fair value measurement [member] | Federal Home Loan Bank shares [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Available-for-sale (AFS)	€ 93	€ 91